Consolidated Balance Sheet - BRL (R$)		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash		R$ 16,657,201,000	R$ 20,148,725,000	R$ 20,127,364,000
Financial assets measured at fair value through profit or loss		18,858,842,000	60,900,466,000	32,342,306,000
Debt instruments		3,122,017,000	3,545,660,000	3,735,076,000
Balances with the Brazilian Central Bank		15,736,825,000	57,354,806,000	28,607,230,000
Financial assets measured at fair value through profit or loss held for trading		70,570,665,000	95,843,126,000	55,396,069,000
Debt instruments		47,752,595,000	68,520,799,000	34,885,631,000
Equity instruments		2,020,610,000	1,818,276,000	2,029,470,000
Trading derivatives		20,797,460,000	25,504,051,000	18,480,968,000
Non-trading financial assets mandatorily measured at fair value through profit or loss		870,162,000	499,720,000	171,453,000
Equity instruments		477,707,000	438,912,000	171,453,000
Loans and advances to customers		392,455,000	60,808,000
Financial assets measured at fair value through other comprehensive income		101,241,787,000	109,740,387,000	96,120,233,000
Debt instruments		101,212,600,000	109,668,214,000	95,962,927,000
Equity instruments		29,187,000	72,173,000	157,306,000
Financial assets measured at amortized cost		633,241,352,000	554,924,796,000	474,680,904,000
Loans and amounts due from credit institutions		95,664,754,000	112,849,776,000	109,233,128,000
Loans and advances to customers		464,451,587,000	393,707,229,000	326,699,480,000
Debt instruments		73,125,011,000	48,367,791,000	38,748,296,000
Hedging derivatives		342,463,000	743,463,000	339,932,000
Assets held for sale		816,345,000	1,092,909,000	1,325,335,000
Investments in associates and joint ventures		1,232,646,000	1,094,985,000	1,070,762,000
Tax assets		41,757,332,000	41,063,782,000	33,599,178,000
Current		4,117,035,000	3,082,084,000	3,304,116,000
Deferred		37,640,297,000	37,981,698,000	30,295,062,000
Other assets		6,049,028,000	7,222,411,000	5,061,337,000
Property, plant and equipment		8,783,785,000	9,537,111,000	9,781,957,000
Intangible assets		30,786,788,000	30,766,498,000	30,595,788,000
Goodwill		27,915,469,000	28,360,137,000	28,375,004,000
Other intangible assets		2,871,319,000	2,406,361,000	2,220,784,000
Total assets		931,208,396,000	933,578,379,000	760,612,618,000
Liabilities and stockholders' equity
Financial liabilities measured at fair value through profit or loss held for trading		36,952,567,000	75,020,184,000	44,439,835,000
Trading derivatives		24,172,008,000	29,212,238,000	20,604,182,000
Short positions		12,780,559,000	45,807,946,000	23,835,653,000
Financial Liabilities Measured at Fair Value Through Profit or Loss		7,459,784,000	7,038,467,000	5,319,416,000
Deposits from Brazilian Central Bank and deposits from credit institutions		7,459,784,000	7,038,467,000	5,319,416,000
Financial Liabilities at Amortized Cost		750,093,694,000	707,288,791,000	575,230,401,000
Deposits from Brazilian Central Bank and deposits from credit institutions		121,005,909,000	131,656,962,000	99,271,415,000
Customer deposits		468,961,069,000	445,813,972,000	336,514,597,000
Marketable debt securities		79,036,792,000	56,875,514,000	73,702,474,000
Debt instruments eligible to compose capital	[1]	19,641,408,000	13,119,660,000	10,175,961,000
Other financial liabilities		61,448,516,000	59,822,683,000	55,565,954,000
Hedging derivatives		446,973,000	144,594,000	200,961,000
Provisions		11,604,482,000	13,814,978,000	16,331,825,000
Provisions for pensions funds and similar obligations		2,728,126,000	3,929,265,000	4,960,620,000
Provisions for judicial and administrative proceedings, commitments and other provisions		8,876,356,000	9,885,713,000	11,371,205,000
Tax liabilities		8,175,023,000	10,130,248,000	10,960,075,000
Current		5,949,833,000	5,583,653,000	5,419,202,000
Deferred		2,225,190,000	4,546,595,000	5,540,873,000
Other liabilities		10,501,378,000	14,051,245,000	10,920,944,000
Total liabilities		825,233,901,000	827,488,507,000	663,403,457,000
Stockholders' equity		109,046,574,000	106,205,067,000	96,736,290,000
Share capital		55,000,000,000	57,000,000,000	57,000,000,000
Reserves		48,880,561,000	40,414,981,000	34,877,493,000
Treasury shares		(713,039,000)	(791,358,000)	(681,135,000)
Option for acquisition of equity instrument				(67,000,000)
Profit for the year attributable to the parent		15,528,052,000	13,418,529,000	16,406,932,000
Less: dividends and remuneration		(9,649,000,000)	(3,837,085,000)	(10,800,000,000)
Other Comprehensive Income		(3,406,428,000)	(428,080,000)	(85,710,000)
Stockholders' Equity Attributable to the Parent		105,640,146,000	105,776,987,000	96,650,580,000
Non - controlling interests		334,349,000	312,885,000	558,581,000
Total stockholders' equity		105,974,495,000	106,089,872,000	97,209,161,000
Total liabilities and stockholders' equity		R$ 931,208,396,000	R$ 933,578,379,000	R$ 760,612,618,000

[1]	Letras Financeiras issued in November 2021 have a redemption and repurchase option.